Operating Lease Liabilities	12 Months Ended
Dec. 31, 2019
Operating Lease Liabilities [Abstract]
Operating Lease Liabilities
21. Operating Lease Liabil
i
ties
The Company’s consolidated balance sheets include a
right-of-use
asset and a corresponding liability for operating lease contracts where the Company is a lessee. The discount rate used to measure the lease liability presented on the Company’s consolidated balance sheets is the incremental cost of borrowing since the rate implicit in the lease cannot be determined.
The liabilities described below are for the Company’s offices in London, Gdynia and New York which are denominated in various currencies. At December 31, 2019, the weighted average discount rate across the three leases was 5.56%
At December 31, 2019, based on the remaining lease liabilities, the weighted average remaining operating lease term was 6.5 years. The difference from the weighted average remaining contractual lease term arises from the mutual break option on the London office lease. Please read Note 15 (Commitments and Contingencies) to our consolidated financial statements.
Under ASC 842, which the Company adopted on January 1, 2019, the ROU asset is a nonmonetary asset and is remeasured into the Company’s reporting currency of the U.S. Dollar using the exchange rate for the applicable currency as at the adoption date of ASC 842. The operating lease liability is a monetary liability and is remeasured quarterly using the current exchange rates, with changes recognized in a manner consistent with other foreign-currency-denominated liabilities in general and administrative expenses in the consolidated statements of comprehensive income.
A maturity analysis of the undiscounted cash flows of the Company’s operating lease liabilities as at December 31, 2019 is presented in the following table:

(in thousands)
2020	$1,534
2021	1,534
2022	1,267
2023	1,111
2024	1,111
2025 and thereafter	2,297

Total undiscounted operating lease commitments	$8,854
Less: Discount adjustment	(1,347)

Total operating lease liabilities	$7,507
Less: current portion	(1,178)

Operating lease liabilities, non-current portion	$6,329